Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

10.	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2018	1,094	4,776	24,805	158	129	3,434	34,396

Additions	137	90	1,305	1	11	1,370	2,914
Translation adjustments	(14)	(186)	(543)		(1)	(4)	(748)
Balance as of December 31, 2018	1,217	$4,680	$25,567	$159	$139	$4,800	$36,562

Additions	89	591	532	2	4	53	1,271
Translation adjustments	(15)	(133)	(563)	0	(2)	(92)	(805)
Balance as of December 31, 2019	$1,291	$5,138	$25,536	$161	$141	$4,761	$37,028

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance to January 1, 2018	1,033	17,474	80	72	18,659

Depreciation expense	37	1,057	3	5	1,102
Translation effects	(15)	(151)	(2)	(2)	(170)
Balance as of December 31, 2018	1,055	$18,380	$81	$75	$19,591

Depreciation expense	30	1,063	4	2	1,099
Translation effects	(3)	(396)	0	0	(399)
Balance as of December 31, 2019	$1,082	$19,047	$85	$77	$20,291

The depreciation expense for the years ended December 31, 2019, and 2018 amounted to $ 1,098,749 and $ 1,102,331, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2017	$1,094	$3,743	$7,331	$78	$57	$3,434	$15,737

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971

Balance as of December 31, 2019	$1,291	$4,056	$6,489	$76	$64	$4,761	$16,737

A facility of the Company located in Lorain, Ohio in the United States was idled in June of 2015 and management has no near-term plans to restart the facility. The expectation is that it will be restarted when market conditions improve substantially, particularly in the oil and gas drilling industry. The Company has property, machinery, and equipment with a net book value of approximately USD$ 41.5 and USD$ 32.7 million as of December 31, 2019 and 2018, pertaining to the Lorain, Ohio facility after recording an impairment charge when the facility was idled.